Equity - Summary of other comprehensive income explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity instruments at fair value through other comprehensive income
Gains on equity instruments at fair value through other comprehensive income, net	S/ 69,079	S/ 1,263	S/ 16,055
Subtotal	69,079	1,263	16,055
Non-controlling interest	690	190	8
Income Tax	183	1,595	157
Total	69,952	3,048	16,220
Debt instruments at fair value through other comprehensive income
Net gain unrealized on debt instruments at fair value through other comprehensive income	730,337	259,523	1,128,206
Transfer to income of net realized gain on debt instruments at fair value through other comprehensive income	(101,536)	(25,325)	(8,350)
Transfer to income of loss for impairment on debt instruments at fair value through other comprehensive income	263,368	47,497	7,390
Subtotal	892,169	281,695	1,127,246
Non-controlling interest	2,506	1,448	3,618
Income Tax	4,129	3,595	3,645
Total	898,804	286,738	1,134,509
Insurance contracts reserve at fair value	(735,284)	(61,299)	(968,599)
Non-controlling interest	(1,082)	(90)	(1,592)
Total	(736,366)	(61,389)	(970,191)
Cash flow hedges:
Net gain (loss) from cash flow hedges	92,950	(57,848)	(67,980)
Transfer of net realized (gain) loss from cash flow hedge to consolidated statement of income	(53,046)	40,668	45,309
Subtotal	39,904	(17,180)	(22,671)
Non-controlling interest	109	(23)	(105)
Income Tax	6,588	(1,402)	(6,336)
Total	46,601	(18,605)	(29,112)
Foreign currency translation reserve	S/ (101,063)	S/ 11,747	S/ (21,970)